Other Accounts Receivable and Prepaid Expenses	12 Months Ended
Dec. 31, 2021
Other Accounts Receivable And Prepaid Expenses [Abstract]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	NOTE 3:- OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
	December 31,
	2021	2020
	USD

Government authorities	$48	$18
Prepaid expenses and others	$881	$1,039

	$929	$1,057